Cover Page	May 20, 2024
Document Information [Line Items]
Entity Central Index Key	0000719413
Entity Registrant Name	HECLA MINING COMPANY
Amendment Flag	true
Document Type	8-K
Document Period End Date	May 20, 2024
Entity File Number	1-8491
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0664171
Entity Address, Address Line One	6500 North Mineral Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Coeur d’Alene
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83815-9408
City Area Code	208
Local Phone Number	769-4100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	Explanatory Note Hecla Mining Company and our affiliates and subsidiaries are filing this Current Report on Form 8-K solely to update portions of our Annual Report on Form 10-K for Hecla Mining Company for the year ended December 31, 2023, filed on February 15, 2024 (“2023 Form 10-K”) to reflect a change in Hecla’s reportable segments. In this exhibit, “we” or “our” or “us” refers to Hecla Mining Company and our affiliates and subsidiaries, unless the context requires otherwise. As previously disclosed in our Quarterly Report on Form 10-Q for the period ended March 31, 2024 (as filed with the SEC on May 9, 2024), effective in the first quarter of our fiscal year 2024, our internal reporting and reportable segments changed to align with a change in the chief operating decision makers’ evaluation of Hecla, effective January 2024. The Nevada Operations, historically reported as a separate segment, is now reported in Other. In accordance with Accounting Standards Codification (“ASC”) 280 guidance, segment information for all periods presented has been revised for these changes. All prior period information has been recast to reflect this change in reportable segments. This will allow us to incorporate the recast financial statements by reference, or otherwise, in future SEC filings. This exhibit updates the information in the following Items as initially filed in order to reflect the change in segment presentation: Item 1. Business Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations Item 8. Financial Statements and Supplementary Data Item 15. Exhibits and Financial Statement SchedulesNo items in the 2023 Form 10-K other than those identified above are being updated by this exhibit. Information in the 2023 Form 10-K is generally stated as of December 31, 2023, and this exhibit does not reflect any subsequent information or events other than the change in segment reporting noted above. Without limiting the foregoing, this exhibit does not purport to update Management’s Discussion and Analysis of Financial Condition and Results of Operations contained in the 2023 Form 10-K for any information, uncertainties, transactions, risks, events, or trends occurring, or known to management, other than the events described above. For a discussion of events and developments subsequent to the filing of the 2023 Form 10-K, please refer to our SEC filings since that date. More current information is contained in the 2024 Form 10-Q and our other filings with the SEC after February 15, 2024. This exhibit should be read in conjunction with our Annual Reports on 2023 Form 10-K and any other documents we have filed with the SEC subsequent to February 15, 2024. The information contained in this exhibit is not an amendment to, or a restatement of, the 2023 Form 10-K.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.25 per share
Trading Symbol	HL
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Cumulative Convertible Preferred Stock, par value $0.25 per share
Trading Symbol	HL-PB
Security Exchange Name	NYSE